Commitments and Contingencies (Details)	Dec. 31, 2014 Capital commitment for purchase of property, plant and equipment USD ($)	Dec. 31, 2014 Capital commitment for purchase of property, plant and equipment CNY	Dec. 31, 2013 Capital commitment for purchase of property, plant and equipment CNY	Dec. 31, 2014 Purchase obligation for corn USD ($)	Dec. 31, 2014 Purchase obligation for corn CNY	Dec. 31, 2013 Purchase obligation for corn CNY
Commitments and contingencies
Purchase obligations	$ 4,402,644	26,939,788	0	$ 29,318,516	179,400,000	184,800,000